As filed with the Securities and Exchange Commission on November 19, 2013

1933 Act Registration No. 333-133691

1940 Act Registration No. 811-21897

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment ☐

Post-Effective Amendment No. 15 ☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 18 ☒

(Check appropriate box or boxes)

THE ROXBURY FUNDS

(Exact Name of Registrant as Specified in Charter)

6001 Shady Oak Road, Suite 200

Minnetonka, MN 55343

(Address of Principal Executive Offices, including Zip Code)

(800) 497-2960

(Registrant’s Telephone Number, including Area Code)

Brian C. Beh

Roxbury Capital Management, LLC

6001 Shady Oak Road, Suite 200

Minnetonka, MN 55343

(Name and Address of Agent for Service)

COPY TO:

Michael P. Malloy, Esq.

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 15 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in the prospectus in Post-Effective Amendment No. 14 to the Fund’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act, and has duly caused this Post-Effective Amendment No. 15 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minnetonka, and State of Minnesota, on the 19th day of November, 2013.

THE ROXBURY FUNDS

By:	/s/ Brian C. Beh
Name: Brian C. Beh
Title: President

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

* Kenneth Gudorf	Trustee and Chairman of the Board	November 19, 2013
Kenneth Gudorf

* John Otterlei	Trustee	November 19, 2013
John Otterlei

/s/ Brian C. Beh	President(Principal Executive Officer) and Chief Compliance Officer and Anti-Money Laundering Compliance Officer	November 19, 2013
Brian C. Beh

/s/ Brooke Clements	Treasurer (Senior Financial Manager)	November 19, 2013
Brooke Clements

*By:	/s/Brian C. Beh
Brian C. Beh
Attorney-In-Fact (pursuant to Power of Attorney)

THE ROXBURY FUNDS

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, John Otterlei, hereby constitutes and appoints Brian C. Beh and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of The Roxbury Funds, the Registration Statement on Form N-1A and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:  June 6, 2006

/s/ John Otterlei
John Otterlei

THE ROXBURY FUNDS

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Kenneth Gudorf, hereby constitutes and appoints Brian C. Beh and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of The Roxbury Funds, the Registration Statement on Form N-1A and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: June 6, 2006

/s/ Kenneth Gudorf
Kenneth Gudorf

EXHIBIT INDEX

Exhibit No.	Description

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101. DEF	XBRL Taxonomy Extension Definition Linkbase

101. LAB	XBRL Taxonomy Extension Label Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase